Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of group's assets
The fair values of the Group’s assets were as follows:

	December 31, 2024				December 31, 2023
						Restated, Note 2(af)
	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
Time deposits	20,569	—	20,569	—	69,579	—	69,579	—
Structured deposits	190,027	—	190,027	—	40,000	—	40,000	—
Government securities	8,535	—	8,535	—	13,596	—	13,596	—
Money market funds	8,648	8,648	—	—	—	—	—	—
Cryptocurrencies	178,869	178,869	—	—	Not applicable

Tot al	406,648	187,517	219,131	—	123,175	—	123,175	—

Schedule of estimated useful lives of property, plant and equipment	The estimated useful lives are as follows:

Leasehold improvements	the shorter of their useful lives or the lease terms
Computers and electronic equipment	3 years
Furniture	3-5 years
Software	3 years
Building	48 years
Building improvement	10 years
Motor vehicles	4 years

Schedule of estimated useful lives of major intangible assets	The estimated useful lives of major intangible assets are as follows:

Trademarks	9 years
Customer relationships	6 years
Website	3 years

Schedule of the aforementioned reclassifications on our consolidated balance sheet
The following table presents the effect of the aforementioned reclassifications on our consolidated balance sheet as of December 31, 2023:

	As of December 31, 2023
	As Previously Reported	Adjustments	As Revised
	(in thousands)
Cash and cash equivalents	694,750	(109,579)	585,171
Short-term investments	13,596	89,579	103,175
Total current assets	797,516	(20,000)	777,516
Long-term investment	—	20,000	20,000
Total non-current assets	181,734	20,000	201,734
Total Assets	979,250	—	979,250

Schedule of reclassification For consolidated statement Of cash flows
The following table presents the effect of the aforementioned revision on our consolidated statement of cash flows for the fiscal year ended December 31,
2023
:

	For the year ended December 31, 2023
	As Previously Reported	Adjustments	As Revised

	(in thousands)
Purchase of short-term and long-term investments	14,054	109,579	123,633
Net cash used in investing activities	64,986	109,579	174,565
Cash and cash equivalents at the end of year	694,750	(109,579)	585,171